Segmental analyses (Tables)	12 Months Ended
Dec. 31, 2024
Reportable Segments [Abstract]
Disclosure of Operating Segment Information	The following table shows 2024 revenue at 2024 rates of exchange, and 2024 revenue translated using 2023 rates of exchange. The 2023 figures are stated at the 2023 rates of exchange.

			2024	2023
	Revenue constant rates £m	Translation exchange £m	Revenue current rates £m	Revenue current rates £m
U.S.	11,592	(314)	11,278	11,994
AME	9,764	(523)	9,241	9,791
APMEA	5,795	(447)	5,348	5,498
Revenue	27,151	(1,284)	25,867	27,283
The following table shows 2023 revenue at 2023 rates of exchange, and 2023 revenue translated using 2022 rates of exchange. The 2022 figures are stated at the 2022 rates of exchange.

			2023	2022
	Revenue constant rates £m	Translation exchange £m	Revenue current rates £m	Revenue current rates £m
U.S.	12,065	(71)	11,994	12,639
AME	9,989	(198)	9,791	9,287
APMEA	6,042	(544)	5,498	5,729
Revenue	28,096	(813)	27,283	27,655
The following table shows 2024 profit/(loss) from operations and adjusted profit from operations at 2024 rates of exchange, and 2024 adjusted profit from operations using 2023 rates of exchange.

					2024
	Adjusted* segment result constant rates £m	Translation exchange £m	Adjusted* segment result current rates £m	Adjusting* items £m	Segment result current rates £m
U.S.	6,580	(194)	6,386	(2,299)	4,087
AME	3,512	(192)	3,320	(6,784)	(3,464)
APMEA	2,347	(163)	2,184	(71)	2,113
Profit from operations	12,439	(549)	11,890	(9,154)	2,736
Net finance costs					(1,098)
Share of post-tax results of associates and joint ventures					1,900
Profit before taxation					3,538
Taxation on ordinary activities					(357)
Profit for the year					3,181
Note:
*The adjustments to profit from operations are explained in notes 4, 5(c) 6(c), 6(d), 6(g), 6(h) and 6(k).
The following table shows 2023 loss from operations and adjusted profit from operations at 2023 rates of exchange, and 2023 adjusted profit from operations using 2022 rates of exchange.

					2023
	Adjusted* segment result constant rates £m	Translation exchange £m	Adjusted* segment result current rates £m	Adjusting* items £m	Segment result current rates £m
U.S.	6,863	(42)	6,821	(27,602)	(20,781)
AME	3,547	(87)	3,460	(266)	3,194
APMEA	2,379	(195)	2,184	(348)	1,836
Profit/(loss) from operations	12,789	(324)	12,465	(28,216)	(15,751)
Net finance costs					(1,895)
Share of post-tax results of associates and joint ventures					585
Loss before taxation					(17,061)
Taxation on ordinary activities					2,872
Loss for the year					(14,189)
Note:
*The adjustments to profit from operations are explained in notes 3, 4, 5(b), 6(d), 6(f), 6(h), 6(j), 6(k) and 7.
The following table shows 2022 profit from operations and adjusted profit from operations at the 2022 rates of exchange.

			2022
	Adjusted* segment result £m	Adjusting* items £m	Segment result £m
U.S.	6,835	(630)	6,205
AME	3,348	(422)	2,926
APMEA	2,225	(833)	1,392
Profit from operations	12,408	(1,885)	10,523
Net finance costs			(1,641)
Share of post-tax results of associates and joint ventures			442
Profit before taxation			9,324
Taxation on ordinary activities			(2,478)
Profit for the year			6,846
Note:
*The adjustments to profit from operations are explained in notes 3, 4, 5(b), 6(d), 6(f), 6(h), 6(i), 6(j), 6(k) and 7.
Depreciation, amortisation and impairment charges
Adjusted profit from operations at constant rates of exchange of £12,439 million (2023 at constant rates: £12,789 million; 2022 at current rates: £12,408 million) excludes adjusting depreciation, amortisation and impairment charges as explained in note 4. These are excluded from segmental adjusted profit from operations as per table below. 2024 and 2023 are disclosed at constant rates of exchange and 2022 is disclosed at current rate of exchange.

					2024
	Adjusted depreciation, amortisation and impairment constant rates £m	Translation exchange £m	Adjusted depreciation, amortisation and impairment current rates £m	Adjusting items £m	Depreciation, amortisation and impairment current rates £m
U.S.	210	(4)	206	2,284	2,490
AME	291	(12)	279	123	402
APMEA	160	(11)	149	60	209
	661	(27)	634	2,467	3,101

					2023
	Adjusted depreciation, amortisation and impairment constant rates £m	Translation exchange £m	Adjusted depreciation, amortisation and impairment current rates £m	Adjusting items £m	Depreciation, amortisation and impairment current rates £m
U.S.	218	—	218	27,518	27,736
AME	333	3	336	44	380
APMEA	218	(13)	205	293	498
	769	(10)	759	27,855	28,614

			2022
	Adjusted depreciation, amortisation and impairment £m	Adjusting items £m	Depreciation, amortisation and impairment £m
U.S.	237	322	559
AME	373	116	489
APMEA	190	67	257
	800	505	1,305
Additional information by product category
Although the Group’s operations are managed on a Regional basis, additional information for revenue is provided based on product category as follows:

Revenue	2024 £m	2023 £m	2022 £m
New Categories	3,432	3,347	2,894
Vapour	1,721	1,812	1,436
HP	921	996	1,060
Modern Oral	790	539	398
Traditional Oral	1,092	1,163	1,209
Combustibles	20,685	22,108	23,030
Other	658	665	522
Revenue	25,867	27,283	27,655
External revenue and non-current assets other than financial instruments, deferred tax assets and retirement benefit assets are analysed between the UK and all foreign countries at current rates of exchange as follows:

	United Kingdom			All foreign countries			Group
Revenue is based on location of sale	2024 £m	2023 £m	2022 £m	2024 £m	2023 £m	2022 £m	2024 £m	2023 £m	2022 £m
External revenue	254	255	228	25,613	27,028	27,427	25,867	27,283	27,655

	United Kingdom		All foreign countries		Group
	2024 £m	2023 £m	2024 £m	2023 £m	2024 £m	2023 £m
Intangible assets	417	447	93,859	95,115	94,276	95,562
Property, plant and equipment	265	362	4,114	4,221	4,379	4,583
Investments in associates and joint ventures	—	—	1,902	1,970	1,902	1,970

Summary of Depreciation Amortisation and Impairment Charges	Adjusted profit from operations at constant rates of exchange of £12,439 million (2023 at constant rates: £12,789 million; 2022 at current rates: £12,408 million) excludes adjusting depreciation, amortisation and impairment charges as explained in note 4. These are excluded from segmental adjusted profit from operations as per table below. 2024 and 2023 are disclosed at constant rates of exchange and 2022 is disclosed at current rate of exchange.

					2024
	Adjusted depreciation, amortisation and impairment constant rates £m	Translation exchange £m	Adjusted depreciation, amortisation and impairment current rates £m	Adjusting items £m	Depreciation, amortisation and impairment current rates £m
U.S.	210	(4)	206	2,284	2,490
AME	291	(12)	279	123	402
APMEA	160	(11)	149	60	209
	661	(27)	634	2,467	3,101

					2023
	Adjusted depreciation, amortisation and impairment constant rates £m	Translation exchange £m	Adjusted depreciation, amortisation and impairment current rates £m	Adjusting items £m	Depreciation, amortisation and impairment current rates £m
U.S.	218	—	218	27,518	27,736
AME	333	3	336	44	380
APMEA	218	(13)	205	293	498
	769	(10)	759	27,855	28,614

			2022
	Adjusted depreciation, amortisation and impairment £m	Adjusting items £m	Depreciation, amortisation and impairment £m
U.S.	237	322	559
AME	373	116	489
APMEA	190	67	257
	800	505	1,305

Disclosure of Additional Information by Product Category	Additional information by product category
Although the Group’s operations are managed on a Regional basis, additional information for revenue is provided based on product category as follows:

Revenue	2024 £m	2023 £m	2022 £m
New Categories	3,432	3,347	2,894
Vapour	1,721	1,812	1,436
HP	921	996	1,060
Modern Oral	790	539	398
Traditional Oral	1,092	1,163	1,209
Combustibles	20,685	22,108	23,030
Other	658	665	522
Revenue	25,867	27,283	27,655

Disclosure of Geographical Information of External Revenue	External revenue and non-current assets other than financial instruments, deferred tax assets and retirement benefit assets are analysed between the UK and all foreign countries at current rates of exchange as follows:

	United Kingdom			All foreign countries			Group
Revenue is based on location of sale	2024 £m	2023 £m	2022 £m	2024 £m	2023 £m	2022 £m	2024 £m	2023 £m	2022 £m
External revenue	254	255	228	25,613	27,028	27,427	25,867	27,283	27,655

Disclosure of Geographical Information of Non-Current Assets

	United Kingdom		All foreign countries		Group
	2024 £m	2023 £m	2024 £m	2023 £m	2024 £m	2023 £m
Intangible assets	417	447	93,859	95,115	94,276	95,562
Property, plant and equipment	265	362	4,114	4,221	4,379	4,583
Investments in associates and joint ventures	—	—	1,902	1,970	1,902	1,970